EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Feb. 24, 2013	Nov. 25, 2012
Schedule of Defined Benefit Plans Disclosures

The following table summarizes the components of net periodic benefit cost (income) and the changes recognized in “Accumulated other comprehensive loss” for the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	Three Months Ended		Three Months Ended
	February 24, 2013	February 26, 2012	February 24, 2013	February 26, 2012
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$2,281	$2,247	$94	$99
Interest cost	13,066	14,413	1,239	1,659
Expected return on plan assets	(14,014)	(13,009)	—	—
Amortization of prior service benefit	(20)	(20)	(122)	(4,089)
Amortization of actuarial loss	4,218	3,142	1,691	1,289
Curtailment gain	—	(773)	—	—
Net settlement loss	45	107	—	—

Net periodic benefit cost (income)	5,576	6,107	2,902	(1,042)

Changes in accumulated other comprehensive loss:
Actuarial gain	—	(4)	—	—
Amortization of prior service benefit	20	20	122	4,089
Amortization of actuarial loss	(4,218)	(3,142)	(1,691)	(1,289)
Curtailment loss	(440)	(1)	—	—
Net settlement loss	—	(51)	—	—

Total recognized in accumulated other comprehensive loss	(4,638)	(3,178)	(1,569)	2,800

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$938	$2,929	$1,333	$1,758

The components of the Company’s net periodic benefit cost (income) were as follows:

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
	(Dollars in thousands)
Net periodic benefit cost (income):
Service cost	$8,952	$10,241	$7,794	$397	$478	$474
Interest cost	57,635	60,314	59,680	6,634	7,629	8,674
Expected return on plan assets	(52,029)	(52,959)	(46,085)	—	—	—
Amortization of prior service (benefit) cost(1)	(78)	47	453	(16,356)	(28,945)	(29,566)
Amortization of actuarial loss	12,612	14,908	26,660	5,157	5,025	5,608
Curtailment (gain) loss	(2,391)	129	106	—	—	—
Special termination benefit	159	120	312	—	—	—
Net settlement loss	383	714	425	—	—	—

Net periodic benefit cost (income)	25,243	33,514	49,345	(4,168)	(15,813)	(14,810)

Changes in accumulated other comprehensive loss:
Actuarial loss(2)	110,262	84,593		10,408	2,324
Amortization of prior service benefit (cost)(1)	78	(47)		16,356	28,945
Amortization of actuarial loss	(12,612)	(14,908)		(5,157)	(5,025)
Curtailment gain (loss)	192	(3,064)		—	—
Net settlement loss	(77)	(338)		—	—

Total recognized in accumulated other comprehensive loss	97,843	66,236		21,607	26,244

Total recognized in net periodic benefit cost (income) and accumulated other comprehensive loss	$123,086	$99,750		$17,439	$10,431

(1)	Postretirement benefits amortization of prior service benefit recognized during each of years 2012, 2011, and 2010 relates primarily to the favorable impact of the February 2004 and August 2003 plan amendments.
(2)	Reflects the impact of the changes in the discount rate assumptions at year-end remeasurement for the pension and postretirement benefit plans for 2012 and 2011.

Schedule of Benefit Obligations In Excess Of Fair Value of Plan Assets

The following tables summarize activity of the Company’s defined benefit pension plans and postretirement benefit plans:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
	(Dollars in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,203,677	$1,131,765	$156,060	$164,308
Service cost	8,952	10,241	397	478
Interest cost	57,635	60,314	6,634	7,629
Plan participants’ contribution	884	1,177	5,531	5,832
Actuarial loss(1)	184,183	75,268	10,408	2,323
Net curtailment gain	(2,379)	(7,132)	—	—
Impact of foreign currency changes	1,103	(2,027)	—	—
Plan settlements	(867)	(4,051)	—	—
Special termination benefits	159	120	—	—
Benefits paid	(64,697)	(61,998)	(23,166)	(24,510)

Benefit obligation at end of year	$1,388,650	$1,203,677	$155,864	$156,060

Change in plan assets:
Fair value of plan assets at beginning of year	771,914	731,676	—	—
Actual return on plan assets	125,430	39,091	—	—
Employer contribution	60,096	67,584	17,635	18,678
Plan participants’ contributions	884	1,177	5,531	5,832
Plan settlements	(867)	(4,051)	—	—
Impact of foreign currency changes	1,602	(1,565)	—	—
Benefits paid	(64,697)	(61,998)	(23,166)	(24,510)

Fair value of plan assets at end of year	894,362	771,914	—	—

Unfunded status at end of year	$(494,288)	$(431,763)	$(155,864)	$(156,060)

(1)	Actuarial losses in the Company’s pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company’s U.S. plans. Changes in financial markets during 2011 and 2012, including a decrease in corporate bond yield indices, caused a reduction in the discount rates used to measure the benefit obligations in each of those years.

Schedule of Amounts Recognized In Balance Sheet

Amounts recognized in the consolidated balance sheets as of November 25, 2012, and November 27, 2011, consist of the following:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
	(Dollars in thousands)
Accrued benefit liability – current portion	(8,217)	(7,876)	(14,906)	(15,952)
Accrued benefit liability – long-term portion	(486,071)	(423,887)	(140,958)	(140,108)

	$(494,288)	$(431,763)	$(155,864)	$(156,060)

Accumulated other comprehensive loss:
Net actuarial loss	$(493,487)	$(395,554)	$(51,644)	$(46,393)
Net prior service benefit	708	806	493	16,849

	$(492,779)	$(394,748)	$(51,151)	$(29,544)

Schedule of Accumulated Benefit Obligations In Excess Of Fair Value of Plan Assets

Information for the Company’s defined benefit plans with an accumulated or projected benefit obligation in excess of plan assets is as follows:

	Pension Benefits
	2012	2011
	(Dollars in thousands)
Accumulated benefit obligations in excess of plan assets:
Aggregate accumulated benefit obligation	$1,335,827	$1,133,801
Aggregate fair value of plan assets	859,373	713,818
Projected benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$1,388,650	$1,203,677
Aggregate fair value of plan assets	894,362	771,914

Schedule of Assumptions Used

Assumptions used in accounting for the Company’s benefit plans were as follows:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	4.9%	5.5%	4.5%	4.9%
Expected long-term rate of return on plan assets	6.7%	6.9%
Rate of compensation increase	3.6%	4.0%
Weighted-average assumptions used to determine benefit obligations:
Discount rate	3.8%	4.9%	3.3%	4.5%
Rate of compensation increase	3.5%	3.5%
Assumed health care cost trend rates were as follows:
Health care trend rate assumed for next year			7.4%	7.6%
Rate trend to which the cost trend is assumed to decline			4.5%	4.5%
Year that rate reaches the ultimate trend rate			2028	2028

Fair Values of Pension Plan Assets

The fair value of the Company’s pension plan assets by asset class are as follows:

	Year Ended November 25, 2012
Asset Class	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
Cash and cash equivalents	$6,585	$6,585	$—	$—
Equity securities(1)
U.S. large cap	208,722	—	208,722	—
U.S. small cap	37,356	—	37,356	—
International	158,281	—	158,281	—
Fixed income securities(2)	397,706	—	397,706	—
Other alternative investments
Real estate(3)	69,526	—	69,526	—
Private equity(4)	3,837	—	—	3,837
Hedge fund(5)	5,733	—	5,733	—
Other(6)	6,616	—	6,616	—

Total investments at fair value	$894,362	$6,585	$883,940	$3,837

(1)	Primarily comprised of equity index funds that track various market indices.

(2)	Predominantly includes bond index funds that invest in U.S. government and investment grade corporate bonds.

(3)	Primarily comprised of investments in U.S. Real Estate Investment Trusts.

(4)	Represents holdings in a diversified portfolio of private equity funds and direct investments in companies located primarily in North America. Fair values are determined by investment fund managers using primarily unobservable market data.

(5)	Primarily invested in a diversified portfolio of equities, bonds, alternatives and cash with a low tolerance for capital loss.

(6)	Primarily relates to accounts held and managed by a third-party insurance company for employee-participants in Belgium. Fair values are based on accumulated plan contributions plus a contractually-guaranteed return plus a share of any incremental investment fund profits.

Schedule of Expected Benefit Payments

The Company’s estimated future benefit payments to participants, which reflect expected future service, as appropriate are anticipated to be paid as follows:

Fiscal year	Pension Benefits	Postretirement Benefits	Total
	(Dollars in thousands)
2013	$61,726	$17,943	$79,669
2014	59,188	17,339	76,527
2015	60,580	16,832	77,412
2016	61,661	16,196	77,857
2017	64,067	15,459	79,526
2018-2022	349,646	69,469	419,115